DERIVATIVES AND HEDGING (Details 2) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Derivative [Line Items]
Derivatives designated as hedging instruments	$ 274,259	$ 209,487
Foreign exchange contracts
Derivative [Line Items]
Derivatives designated as hedging instruments	$ 274,259	$ 209,487